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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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 1. Name and address of issuer:
      Weitz Series Fund, Inc.
      1125 South 103rd Street, Suite 600
      Omaha, Nebraska  68124

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 2. Name of each series or class of funds for which this notice is filed:
      Value Portfolio
      Fixed Income Portfolio
      Government Money Market Portfolio
      Hickory Portfolio

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 3. Investment Company Act File Number: 811-5661

    Securities Act File Number: 33-24263
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 4. Last day of fiscal year for which this notice is filed: March 31, 1997

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 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /


      NA
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 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


      NA
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 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


      NA
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 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


      NA
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 9. Number and aggregate sale price of securities sold during the fiscal year:


      19,781,671.159 Shares                          $94,350,312.06
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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


      19,781,671.159                              $94,350,312.06
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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      NA
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 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $     94,350,312.06
         the fiscal year in reliance on rule 24f-2          -------------------
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     +              ----
         with dividend reinvestment plans (from Item 11,    -------------------
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  -     51,443,741.58
         during the fiscal year (if applicable):            -------------------

    (iv) Aggregate price of shares redeemed or repurchased  +              ----
         and previously applied as a reduction to filing    -------------------
         fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued        42,906,570.48
         during the fiscal year in reliance on rule 24f-2   -------------------
         [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

    (vi) Multiplier prescribed by Section 6(b) of the       x            1/3300
         Securities Act of 1933 or other applicable law or ------------------- regulation (see instruction C.6):

   (vii) Fee due [line (i) or line (v) multiplied by        $         13,001.99
         line (vi)]:                                        -------------------

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). /X/

     Date of mailing or wire transfer of filing fees to the Commission's
     lockbox depository:                                           May 28, 1997

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Wallace R. Weitz
                           -----------------------------------------------
                            President
                           -----------------------------------------------
  Date May 30, 1997
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*Please print the name and title of the signing officer below the signature.
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                             DECHERT PRICE & RHOADS
                               1500 K Street N.W.
                             Washington, D.C.  20005


                                  May 28, 1997


Weitz Series Fund, Inc.
1125 South 103 Street
Suite 600
Omaha, Nebraska  68124-6008

     Re:  Rule 24f-2 Notice

Gentlemen:

          As counsel for Weitz Series Fund, Inc. (the "Company"), a Minnesota corporation consisting of four separate investment series (the "Funds"), during the fiscal year ended March 31, 1997, we are familiar with the Company's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of common stock (the "Shares") under the Securities Act of 1933 (the "Registration Statement"). We have also examined such other records, agreements, documents and instruments as we have deemed appropriate.

          Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Company for its fiscal year ended March 31, 1997, assuming such Shares were sold at the public offering price and delivered by the Company on behalf of the Funds against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

          We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Company with the Securities and Exchange Commission for the fiscal year ended March 31, 1997.


                                        Very truly yours,


                                        Dechert Price & Rhoads